Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Condensed Consolidated Statements of Operations (Unaudited)
Revenue (including related party revenue of $0, $7,919, $970 and $21,349, respectively)	$ 6,257,882	$ 1,992,167	$ 13,803,321	$ 6,158,704	$ 8,502,892	$ 5,997,987
Cost of revenue (including related party costs of $152,359, $222,637, $552,154 and $1,176,733, respectively)	3,953,660	1,377,523	9,154,654	4,546,961	6,138,363	4,448,202
Gross Profit	2,304,222	614,644	4,648,667	1,611,743	2,364,529	1,549,785
Operating expenses:
Sales and marketing	138,442	22,357	270,991	62,668	82,904	119,597
Product development (including related party expense of $38,473, $55,135, $151,157 and $173,515, respectively)	465,141	79,663	610,805	220,157	299,512	203,400
Amortization of intangibles	842,934	184,172	1,677,202	502,518	686,691	477,518
Impairment expense	2,530,325	0	2,530,325	0	0	3,113,020
General and administrative (including share-based compensation expense of $1,928,646, $995,811, $3,543,887 and $2,646,013, respectively, and related party expenses of $25,121, $40,114, $112,149 and $127,004, respectively)	4,882,762	2,223,312	10,491,264	5,998,617	8,033,685	8,140,432
Total operating expenses	8,859,604	2,509,504	15,580,587	6,783,960	9,102,792	12,053,967
Loss from Operations	(6,555,382)	(1,894,860)	(10,931,920)	(5,172,217)	(6,738,263)	(10,504,182)
Other income (expenses):
Interest expense (including related party interest expense of $0, $0, $30,466 and $0, respectively)	(167,728)	(882,235)	(3,188,138)	(1,130,315)	(2,022,113)	(2,344,486)
Initial derivative expense	0	0	(3,585,983)	(3,340,554)	(3,340,554)	0
Change in derivative value due to anti-dilution adjustments	0	0	0	(2,642,175)	(2,642,175)	0
Change in fair value of derivative liability	(887,791)	4,210,526	7,315,580	3,306,350	(2,658,261)	1,138,604
Forgiveness of debt income	0	0	24,925	0	376,177	0
Grant income	0	3,506	3,382	10,768	10,768	0
Gain on sale of asset					0	27,000
Net recognized loss on marketable securities	(890)	(1,519)	(1,424)	(20,259)	(22,416)	(160,449)
Other expense	(38,285)	0	(38,285)	0
Total other income (expenses)	(1,094,694)	3,330,278	530,057	(3,816,185)	(10,298,574)	(1,339,331)
Income (Loss) before income taxes	(7,650,076)	1,435,418	(10,401,863)	(8,988,402)	(17,036,837)	(11,843,513)
Provision for income taxes	0	0	0	0	0	0
Net Income (Loss)	(7,650,076)	1,435,418	(10,401,863)	(8,988,402)	(17,036,837)	(11,843,513)
Net loss attributable to the noncontrolling interest					0	(30,716)
Net loss attributable to the controlling interest before preferred stock dividends	(7,650,076)	$ 1,435,418	$ (10,401,863)	$ (8,988,402)	(17,036,837)	(11,812,797)
Preferred stock dividend					0	(140,410)
Net loss attributable to Recruiter.com Group, Inc. shareholders	$ 1,435,418				$ (17,036,837)	$ (11,953,207)
Net loss per common share - basic and diluted	$ (0.32)				$ (8.75)	$ (20.9)
Weighted average common shares - basic and diluted					1,949,463	571,895
Net income (loss) per common share - basic	(0.56)	$ 0.28	$ (1.57)	$ (1.91)
Net income (loss) per common share - diluted	$ (0.56)	$ (0.32)	$ (1.57)	$ (1.91)
Weighted average common shares - basic	13,592,644	5,127,443	6,624,388	4,716,249
Weighted average common shares - diluted	13,592,644	8,780,886	6,624,388	4,716,249